Shareholders’ Equity (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jul. 12, 2021	Apr. 09, 2021	Jan. 25, 2021
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to redemption (in Dollars)	$ 0	$ 146,625,000
Public warrants		7,187,500
Private placement warrants outstanding shares		7,250,000
Class of warrant or right, redemption of warrants or rights, stock price trigger (in Dollars per share)		$ 18.00
Class of warrant or right, redemption price of warrants or rights (in Dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of warrants		30 days
Maximum threshold period for filing registration statement after business combination		20 days
Additional shares or equity issued, threshold common stock price per share (in Dollars per share)		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario one		115.00%
Class of warrant or right, adjustment of exercise price of warrants or rights, percent, based on market value and newly issued price, scenario two		180.00%
Class A Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	0	143,750
Ordinary shares subject to redemption (in Dollars)		$ 14,375,000
Ordinary shares, outstanding	0	143,750
Exercise price (in Dollars per share)		$ 11.50
Class A Ordinary Shares | Maximum
Shareholders’ Equity (Details) [Line Items]
Shares issued		143,750
Class B Ordinary Shares
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued		3,593,750
Ordinary shares, outstanding	0	3,593,750
Shares issued	0				5,000,000
Forfeited Shares			468,750	1,406,250
Common stock conversion, percentage		20.00%
Class B Ordinary Shares | Founder Shares | Maximum
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, outstanding				5,000,000
Class B Ordinary Shares | Founder Shares | Minimum
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, outstanding				3,593,750